Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,046	$ 4,412
Interest receivable	21	19
Tax receivable, other than income tax	821	378
Loans to customers	119	143
Prepaid expenses	563	329
Other receivables	616	1,094
Current trade and other receivable	$ 6,187	$ 6,375